LONG-TERM LOANS AND CREDIT LINES (Narrative) (Details) - USD ($)	1 Months Ended
	Apr. 30, 2024	Aug. 31, 2022	May 31, 2022	Mar. 31, 2022	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Feb. 28, 2022
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 11,712,000	$ 17,371,000
Current maturities of long-term loans						2,227,000	2,083,000
Short-term credit line						0	4,350,000
Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Short-term credit line						$ 700
Second credit line [Member]
Debt Instrument [Line Items]
Short-term credit line								$ 4,500,000
TAT Industries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Short-term credit line							1,500,000
TAT Industries [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 5,000,000
Long-term debt, interest rate above LIBOR				0.90%
Long-term debt, frequency of payment				equal monthly installment starting from April 2022 through March 2029
Short-term credit line				$ 3,700,000
Line of Credit Facility, Interest Rate During Period	7.25%
TAT Industries [Member] | Guaranteed by Israeli government [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 6,300,000
Long-term debt, interest rate above LIBOR					1.50%
Long-term debt, frequency of payment					equal monthly installments starting from April 2021 through February 2031
TAT Industries [Member] | Guaranteed by Israeli government [Member] | Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Long term debt, interest rate						6.50%
US Subsidiaries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Short-term credit line							$ 2,850,000		$ 14,000,000
US Subsidiaries [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Long-term debt, frequency of payment		equal monthly installments until August 2032	equal monthly installments until 2029
Short-term credit line		$ 5,000,000	$ 3,000,000						$ 7,000,000